Other financial assets - Other financial assets by fair value hierarchy level (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 3,068,268	$ 4,975,925
Level 1
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	5,273	472,547
Level 2
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 3,062,995	$ 4,503,378